Submission	Oct. 15, 2026
Submission [Line Items]
Central Index Key	0001921603
Registrant Name	WhiteHawk Minerals Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES